Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Consolidated Balance Sheets [Abstract]
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Series A junior participating, shares designated	300,000	300,000	300,000
Series A junior participating, shares issued	0	0	0
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares authorized	650,000,000	650,000,000	650,000,000
Common stock, shares issued	146,033,000	146,033,000	146,033,000
Treasury stock, shares	46,330,000	46,425,000	46,591,000